Goodwill and Intangible Assets - Schedule of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Management and franchise contracts, gross	$ 2,861	$ 2,755
Other intangible assets, gross	1,167	1,265
Management and franchise contracts, accumulated amortization	(1,989)	(1,802)
Other intangible assets, accumulated amortization	(752)	(832)
Management and franchise contracts, net	872	953
Other intangible assets, net	415	433
Management and franchise contracts recorded at Merger [member]
Finite-Lived Intangible Assets [Line Items]
Management and franchise contracts, gross	2,228	2,242	[1]
Management and franchise contracts, accumulated amortization	(1,873)	(1,716)	[1]
Management and franchise contracts, net	355	526	[1]
Contract acquisition costs [member]
Finite-Lived Intangible Assets [Line Items]
Management and franchise contracts, gross	525	416
Management and franchise contracts, accumulated amortization	(101)	(74)
Management and franchise contracts, net	424	342
Development commissions [member]
Finite-Lived Intangible Assets [Line Items]
Management and franchise contracts, gross	108	97
Management and franchise contracts, accumulated amortization	(15)	(12)
Management and franchise contracts, net	93	85
Leases [member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	288	301	[1]
Other intangible assets, accumulated amortization	(161)	(153)	[1]
Other intangible assets, net	127	148	[1]
Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	503	585
Other intangible assets, accumulated amortization	(321)	(428)
Other intangible assets, net	182	157
Hilton Honors intangible [member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	338	341	[1]
Other intangible assets, accumulated amortization	(236)	(217)	[1]
Other intangible assets, net	102	124	[1]
Other [member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	38	38	[1]
Other intangible assets, accumulated amortization	(34)	(34)	[1]
Other intangible assets, net	$ 4	$ 4	[1]

[1]	Includes intangible assets that were initially recorded at their fair value at the time of the Merger.